Insurance Contracts - Summary of Concentration of Insurance Risk (Details) - Insurance risk - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Domestic
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	₩ 25,861,667	₩ 26,056,720
After reinsurance mitigation	24,477,408	24,749,551
Domestic | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	8,334	14,775
After reinsurance mitigation	12,202	18,764
Domestic | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	91,946	41,674
After reinsurance mitigation	22,594	25,310
Domestic | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	1,417,768	1,282,134
After reinsurance mitigation	556,148	486,222
Domestic | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	17,918,617	17,963,247
After reinsurance mitigation	17,467,245	17,471,358
Domestic | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	4,527,963	4,873,238
After reinsurance mitigation	4,527,963	4,873,238
Domestic | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	(258,534)	(263,714)
After reinsurance mitigation	(258,540)	(263,754)
Domestic | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	2,155,573	2,145,366
After reinsurance mitigation	2,149,796	2,138,413
United States
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	72,462	105,543
After reinsurance mitigation	7,453	2,854
United States | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	72,462	105,543
After reinsurance mitigation	7,453	2,854
United States | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	30,581	63,516
After reinsurance mitigation	19,868	25,842
China | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	30,581	63,516
After reinsurance mitigation	19,868	25,842
China | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	32,141	40,830
After reinsurance mitigation	11,540	16,845
Others | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	32,141	40,830
After reinsurance mitigation	11,540	16,845
Others | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	₩ 0	₩ 0